Note 4 - Income Tax - Schedule of Income Tax (Details)		12 Months Ended
		Jun. 30, 2026 AUD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2024 USD ($)
Statement Line Items [Line Items]
Current tax		$ 103,375		$ 77,411		$ 58,463
Adjustment for current tax of prior periods		10,124		(9,356)		(12,375)
Deferred tax		0		0		0
Prima facie tax on net loss before income tax at 25% (2025: 25%, 2024: 25%)		(5,821,863)		(3,019,943)		(4,769,344)
Effect of lower tax rates of tax on overseas income		(19,691)		(14,745)		(11,134)
Under/(Over) provision of income tax in previous year relating to a revision of estimates		10,124		(9,356)		(12,375)
Research and development expenditure (net of tax incentive)		1,165,717		898,066		1,305,112
Other		1,123,812		464,299		377,405
Deferred tax asset not recognised		3,655,400		1,749,734		3,156,424
Income tax expense		113,499	$ 113,499	68,055	$ 68,055	46,088	$ 46,088
(c) Potential deferred tax asset as of June 30, 2026, 2025 and 2024 in respect of: tax losses not brought to account is (1)(2):	[1],[2]	51,243,013		49,885,043		47,758,242
Temporary differences		$ 4,197,042		$ 6,798,561		$ 6,660,171

[1]	As of June 30, 2026, the Group had a potential tax benefit related to gross tax losses carried forward of $204,972,054 (2025: $187,632,492) and a non-refundable R&D tax offset of $2,979,092 (2025: $2,126,801).
[2]	Unused tax loss amounts are only attributable to the Group’s operations in Australia, as the subsidiary in the United States has no carryforward tax losses as of June 30, 2026. Tax losses can be carried forward indefinitely subject to continuity of ownership and same business test rules.